Trade and Other Payables	9 Months Ended
Sep. 30, 2020
Trade And Other Payables
Trade And Other Payables
8.	TRADE AND OTHER PAYABLES

The Company’s trade payables comprise accounts payable and accruals as at September 30, 2020. Accounts payable make up $3,474 of the $7,380 balance (as at December 31, 2019 – $4,672 of the $6,700 balance), of which $2,135 relate to operations in Mexico. Accruals and other payables of $3,906 (as at December 31, 2019 – $2,028) relate to operating costs, deal advisory, accounting, legal, statutory payroll withholding taxes and forward foreign exchange contracts that are marked to market.

The mark to market adjustment on forward foreign exchange contracts resulted in an unrealized gain of $346 recorded in finance expense during the three months ended September 30, 2020 and an unrealized loss of $673 for the nine months ended September 30, 2020 ($77 loss for the three months and $26 loss for the nine months ended September 30, 2019) and a corresponding change in other payables resulting in a net liability balance of $227 at September 30, 2020 (December 31, 2019 – $432 asset balance within other payables).